Filed pursuant to Rule 497(e)
File Nos. 2-98772 and 811-04347
GMO TRUST
Supplement dated July 30, 2009 to
GMO Trust Prospectus dated June 30, 2009
Redemptions of Shares
Due to recent improvements in fixed income markets, the following Funds expect to honor all redemption requests with cash (less a redemption fee) in lieu of the in-kind redemptions and weekly de minimis limits previously in place:
▪	GMO Core Plus Bond Fund

▪	GMO International Bond Fund

▪	GMO Currency Hedged International Bond Fund

▪	GMO Global Bond Fund

▪	GMO Inflation Indexed Plus Bond Fund

▪	GMO Domestic Bond Fund

▪	GMO Strategic Fixed Income Fund
As with all GMO Funds, if GMO determines that a redemption payment wholly or partly in cash would be detrimental to the best interests of a Fund’s remaining shareholders, each Fund may pay the redemption proceeds in whole or in part with securities instead of cash. In particular, if market conditions deteriorate and GMO believes the applicable Fund’s redemption fee is not fair compensation for transaction costs, the Funds may once again limit cash redemptions (honoring redemptions in-kind) in order to protect the interests of all Fund investors.
Redemption Fees
Effective August 3, 2009, the paragraph captioned “Purchase Premiums/Redemption Fees Charged by GMO Funds Not Offered in this Prospectus” on page 108 of the Prospectus is replaced with the following:
Purchase Premiums/Redemption Fees Charged by GMO Funds Not Offered in this Prospectus
     GMO Alternative Asset Opportunity Fund (“AAOF”), GMO Domestic Bond Fund (“Domestic Bond Fund”), GMO Short-Duration Collateral Fund (“SDCF”), GMO Strategic Fixed Income Fund (“Strategic Fixed Income Fund”), and GMO World Opportunity Overlay Fund (“Overlay Fund”), each a series of GMO Trust that is not offered in this Prospectus, each charge a redemption fee of 1.00%. GMO Funds that invest directly (the Fixed Income Funds and Asset Allocation Funds) and/or indirectly (the Asset Allocation Funds) in AAOF, Domestic Bond Fund, SDCF, Strategic Fixed Income Fund, and/or Overlay Fund bear the cost of these redemption fees and/or transaction costs of securities received in redemptions in-kind from those Funds.
Effective August 3, 2009, the purchase premiums and redemption fees for certain GMO Fixed Income Funds have been revised as detailed below in the revised “Fees and expenses” table for each of these Funds.

GMO Core Plus Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 45 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class IV

Redemption fee (as a percentage of amount redeemed)	1.00%[1]	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class IV

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[2]	0.10%[2]
Other expenses	0.09%[3]	0.09%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.18%[4]	0.18%[4]
Total annual fund operating expenses	0.67%	0.62%
Expense reimbursement/waiver	(0.10%)[2,5]	(0.10%)[2,5]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.57%	0.52%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by a class of shares of the Fund exceeds the applicable shareholder service fee set forth in the table above; provided, however, that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	“Other expenses” have been restated to reflect current fees.

[4]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds ”) for the fiscal year ended February 28, 2009, which have been restated to reflect current fees of certain of the underlying funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying funds that enter into reverse repurchase agreements. Indirect expenses also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.04%, 0.01%, and 0.13%, respectively. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[5]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$163	$322	$496	$1,000	$58	$209	$372	$847
Class IV	$158	$307	$469	$940	$53	$193	$345	$787

*	After reimbursement

GMO International Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 47 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Redemption fee (as a percentage of amount redeemed)	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.25%
Shareholder service fee	0.15%[2]
Other expenses	0.09%[3]
Acquired fund fees and expenses (underlying fund expenses)	0.37%[4]
Total annual fund operating expenses	0.86%
Expense reimbursement/waiver	(0.10%)[2,5]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.76%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	“Other expenses” have been restated to reflect current fees.

[4]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds”) for the fiscal year ended February 28, 2009, which has been restated to reflect current fees of certain of the underlying funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying funds that enter into reverse repurchase agreements. Indirect expenses also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.33%, respectively. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[5]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$182	$382	$598	$1,223	$78	$269	$476	$1,073

*	After reimbursement

GMO Currency Hedged International Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 49 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Redemption fee (as a percentage of amount redeemed)	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.25%
Shareholder service fee	0.15%[2]
Other expenses	0.12%
Acquired fund fees and expenses (underlying fund expenses)	0.11%[3]
Total annual fund operating expenses	0.63%
Expense reimbursement/waiver	(0.13%)[2,4]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.50%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds”) for the fiscal year ended February 28, 2009, which has been restated to reflect current fees of certain of the underlying funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying funds that enter into reverse repurchase agreements. Indirect expenses also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.07%, respectively. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$156	$309	$476	$960	$51	$195	$352	$807

*	After reimbursement

GMO Global Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 51 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Redemption fee (as a percentage of amount redeemed)	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.19%
Shareholder service fee	0.15%[2]
Other expenses	0.07%
Acquired fund fees and expenses (underlying fund expenses)	0.18%[3]
Total annual fund operating expenses	0.59%
Expense reimbursement/waiver	(0.03%)[2,4]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.56%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that the aggregate of any direct and indirect shareholder service fees borne by the Fund exceeds 0.15%; provided, however, that the amount of this waiver will not exceed 0.15%.

[3]	The amount indicated is based on the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds”) for the fiscal year ended February 28, 2009, which has been restated to reflect current fees of certain of the underlying funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying funds that enter into reverse repurchase agreements. Indirect expenses also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.14%, respectively. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$162	$304	$459	$911	$57	$190	$335	$757

*	After reimbursement

GMO Short-Duration Investment Fund
The sections captioned “Fees and expenses” and “Example” on page 55 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III

Redemption fee (as a percentage of amount redeemed)	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III

Management fee	0.05%
Shareholder service fee	0.15%
Other expenses	0.68%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.04%[3]
Total annual fund operating expenses	0.92%
Expense reimbursement	(0.68%)[4]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.24%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	“Other expenses” have been restated to reflect current fees.

[3]	The amount indicated is based on the indirect net expenses associated with the Fund’s investments in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds”) for the fiscal year ended February 28, 2009, which has been restated to reflect current fees of certain underlying funds. Amount does not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.05% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses) and (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.05% of the Fund’s average daily net assets, subject to a maximum total reimbursement to the Fund equal to 0.05% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$129	$345	$579	$1,251	$25	$232	$456	$1,101

**	After reimbursement

GMO Short-Duration Collateral Share Fund
The sections captioned “Fees and expenses” and “Example” on page 57 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI

Redemption fee (as a percentage of amount redeemed)	1.00%[1]	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class VI

Management fee	0.05%	0.05%
Shareholder service fee	0.15%	0.055%
Other expenses	0.17%	0.17%
Acquired fund fees and expenses (underlying fund expenses)	0.01%[2]	0.01%[2]
Total annual fund operating expenses	0.38%	0.29%
Expense reimbursement	(0.17%)[3]	(0.17%)[3]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.21%	0.12%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The amounts indicated reflect the indirect net expenses associated with the Fund’s investment in SDCF for the fiscal year ended February 28, 2009.

[3]	The Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in SDCF, investment-related costs, and other expenses described on page 101 of this Prospectus) exceed 0.05% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of SDCF) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year**	3 Years	5 Years	10 Years	1 Year**	3 Years	5 Years	10 Years
Class III	$126	$224	$331	$644	$22	$109	$205	$487
Class VI	$117	$195	$281	$533	$12	$80	$155	$375

**	After reimbursement

GMO Inflation Indexed Plus Bond Fund
The sections captioned “Fees and expenses” and “Example” on page 59 of the Prospectus are replaced with the following:
Fees and expenses
     The tables below show, for each class of shares, the expected cost of investing in the Fund.

Shareholder fees (fees paid directly from your investment)	Class III	Class VI

Redemption fee (as a percentage of amount redeemed)	1.00%[1]	1.00%[1]

Annual Fund operating expenses
(expenses that are paid from Fund assets as a percentage of average daily net assets)	Class III	Class VI

Management fee	0.25%	0.25%
Shareholder service fee	0.15%[2]	0.055%[2]
Other expenses	0.09%	0.09%
Acquired fund fees and expenses (underlying fund expenses)	0.08%[3]	0.08%[3]
Total annual fund operating expenses	0.57%	0.48%
Expense reimbursement/waiver	(0.10%)[2,4]	(0.10%)[2,4]
Net aggregate annual expenses (Fund and underlying fund expenses)	0.47%	0.38%

[1]	See “Purchase Premiums and Redemption Fees” for a discussion of the Fund’s redemption fee, including circumstances under which the Manager may waive all or a portion of the redemption fee.

[2]	The Manager will waive the Fund’s shareholder service fee to the extent that any direct and indirect shareholder service fees borne by the Fund exceed the applicable shareholder service fee set forth in the table above; provided, however that the amount of this waiver will not exceed the applicable shareholder service fee set forth in the table above.

[3]	The amounts indicated are based on the indirect net expenses associated with the Fund’s investment in other Funds of the Trust and certain other pooled investment vehicles (the “underlying funds”) for the fiscal year ended February 28, 2009, which have been restated to reflect current fees of certain of the underlying funds. Amounts do not include expenses associated with investments in the securities of unaffiliated issuers unless issuers hold themselves out to be investment companies. Indirect expenses include interest expense that may be incurred by underlying funds that enter into reverse repurchase agreements. Indirect expenses also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were 0.03%, 0.01%, and 0.04%, respectively. Actual indirect expenses will vary depending on the particular underlying funds in which the Fund’s portfolio is invested.

[4]	The Manager has contractually agreed to reimburse the Fund for expenses incurred by the Fund through at least June 30, 2010 to the extent the Fund’s total annual operating expenses (excluding shareholder service fees, expenses indirectly incurred by investment in underlying funds, investment-related costs, and other expenses described on page 101 of this Prospectus (collectively, “Excluded Fund Fees and Expenses”)) exceed 0.25% of the Fund’s average daily net assets. In addition, the Manager has contractually agreed to reimburse the Fund through at least June 30, 2010 to the extent that the sum of (a) the Fund’s total annual operating expenses (excluding Excluded Fund Fees and Expenses); (b) the amount of fees and expenses incurred indirectly by the Fund through its investment in ECDF (excluding ECDF’s Excluded Fund Fees and Expenses); and (c) the amount of fees and expenses incurred indirectly (through investment in other underlying funds) by the Fund through its (direct or indirect) investment in U.S. Treasury Fund (excluding U.S. Treasury Fund’s Excluded Fund Fees and Expenses) exceeds 0.25% of the Fund’s average daily net assets, subject to a maximum total reimbursement to such Fund equal to 0.25% of the Fund’s average daily net assets.
Example
     This example helps you compare the cost of investing in the Fund (including direct expenses and indirect expenses of the underlying funds) with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same as those shown in the table, and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$153	$291	$442	$881	$48	$177	$317	$726
Class VI	$143	$263	$392	$772	$39	$148	$268	$617

*	After reimbursement